Fair Value Measurement (Details 1) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets
Securities, at fair value	$ 316,300	$ 360,400
Total debt and equity instruments	409,411	330,918
Trading assets [Member]
Assets
Fair Value, Beginning balance	35,166	41,420	24,066
Total realized/ unrealized gains/(losses)	413	(671)	(12,805)
Purchases, issuances settlements, net	(478)	(9,287)	6,201
Transfers into and/or out of level 3	(1,224)	3,704	23,958
Fair Value, Ending Balance	33,877	35,166	41,420
Change in unrealized gains/(losses) related to financial instruments	306	(1,986)	(9,860)
Debt Securities [Member]
Assets
Fair Value, Beginning balance	32,284	38,814
Total realized/ unrealized gains/(losses)	270	(443)
Purchases, issuances settlements, net	635	(8,522)
Transfers into and/or out of level 3	(1,250)	2,435
Fair Value, Ending Balance	31,939	32,284
Change in unrealized gains/(losses) related to financial instruments	9	(1,816)
Debt Securities [Member] | Loans [Member]
Assets
Fair Value, Beginning balance	13,218	17,091
Total realized/ unrealized gains/(losses)	(40)	(871)
Purchases, issuances settlements, net	1,296	(3,497)
Transfers into and/or out of level 3	(1,330)	495
Fair Value, Ending Balance	13,144	13,218
Change in unrealized gains/(losses) related to financial instruments	(385)	(1,167)
Total debt and equity instruments	13,100
Debt Securities [Member] | Asset-backed securities [Member]
Assets
Fair Value, Beginning balance	7,975	7,106
Total realized/ unrealized gains/(losses)	333	1,436
Purchases, issuances settlements, net	(354)	(378)
Transfers into and/or out of level 3	11	(189)
Fair Value, Ending Balance	7,965	7,975
Change in unrealized gains/(losses) related to financial instruments	292	734
Mortgage-backed securities [Member]
Assets
Fair Value, Beginning balance	3,145	5,989
Total realized/ unrealized gains/(losses)	432	(1,062)
Purchases, issuances settlements, net	(704)	(508)
Transfers into and/or out of level 3	57	(1,274)
Fair Value, Ending Balance	2,930	3,145
Change in unrealized gains/(losses) related to financial instruments	209	(1,222)
US Government Corporations and Agencies Securities [Member]
Assets
Fair Value, Beginning balance	260	163
Total realized/ unrealized gains/(losses)	24	(38)
Purchases, issuances settlements, net	(107)	62
Transfers into and/or out of level 3	(3)	73
Fair Value, Ending Balance	174	260
Change in unrealized gains/(losses) related to financial instruments	(31)	(38)
Residential mortgage [Member]
Assets
Fair Value, Beginning balance	1,115	3,339
Total realized/ unrealized gains/(losses)	178	(782)
Purchases, issuances settlements, net	(564)	(245)
Transfers into and/or out of level 3	(42)	(1,197)
Fair Value, Ending Balance	687	1,115
Change in unrealized gains/(losses) related to financial instruments	110	(871)
Commercial and other [Member]
Assets
Fair Value, Beginning balance	1,770	2,487
Total realized/ unrealized gains/(losses)	230	(242)
Purchases, issuances settlements, net	(33)	(325)
Transfers into and/or out of level 3	102	(150)
Fair Value, Ending Balance	2,069	1,770
Change in unrealized gains/(losses) related to financial instruments	130	(313)
Obligations of U.S. states and municipalities [Member]
Assets
Fair Value, Beginning balance	1,971	2,641
Total realized/ unrealized gains/(losses)	2	(22)
Purchases, issuances settlements, net	142	(648)
Transfers into and/or out of level 3	142	0
Fair Value, Ending Balance	2,257	1,971
Change in unrealized gains/(losses) related to financial instruments	(30)	(123)
Non-U.S. government debt securities [Member]
Assets
Fair Value, Beginning balance	734	707
Total realized/ unrealized gains/(losses)	(132)	38
Purchases, issuances settlements, net	140	(75)
Transfers into and/or out of level 3	(45)	64
Fair Value, Ending Balance	697	734
Change in unrealized gains/(losses) related to financial instruments	(105)	34
Corporate Debt Securities [Member]
Assets
Fair Value, Beginning balance	5,241	5,280
Total realized/ unrealized gains/(losses)	(325)	38
Purchases, issuances settlements, net	115	(3,416)
Transfers into and/or out of level 3	(85)	3,339
Fair Value, Ending Balance	4,946	5,241
Change in unrealized gains/(losses) related to financial instruments	28	(72)
Equity Securities [Member]
Assets
Fair Value, Beginning balance	1,956	1,380
Total realized/ unrealized gains/(losses)	133	(149)
Purchases, issuances settlements, net	(351)	(512)
Transfers into and/or out of level 3	(53)	1,237
Fair Value, Ending Balance	1,685	1,956
Change in unrealized gains/(losses) related to financial instruments	199	(51)
Available-for-sale Securities [Member]
Assets
Fair Value, Beginning balance	13,193	12,391	101
Total realized/ unrealized gains/(losses)	(195)	(271)	(1,232)
Purchases, issuances settlements, net	1,226	1,414	3,772
Transfers into and/or out of level 3	63	(341)	9,750
Fair Value, Ending Balance	14,287	13,193	12,391
Change in unrealized gains/(losses) related to financial instruments	(111)	(5)	(422)
Available-for-sale Securities [Member] | Others [Member]
Assets
Fair Value, Beginning balance	461	944
Total realized/ unrealized gains/(losses)	(49)	(269)
Purchases, issuances settlements, net	37	302
Transfers into and/or out of level 3	63	(516)
Fair Value, Ending Balance	512	461
Change in unrealized gains/(losses) related to financial instruments	18	43
Available-for-sale Securities [Member] | Asset-backed securities [Member]
Assets
Fair Value, Beginning balance	12,732	11,447
Total realized/ unrealized gains/(losses)	(146)	(2)
Purchases, issuances settlements, net	1,189	1,112
Transfers into and/or out of level 3	0	175
Fair Value, Ending Balance	13,775	12,732
Change in unrealized gains/(losses) related to financial instruments	(129)	(48)
Interest Rate Contract [Member]
Assets
Fair Value, Beginning balance	2,040
Total realized/ unrealized gains/(losses)	3,057
Purchases, issuances settlements, net	(2,520)
Transfers into and/or out of level 3	259
Fair Value, Ending Balance	2,836
Change in unrealized gains/(losses) related to financial instruments	487
Credit Risk Contract [Member]
Assets
Fair Value, Beginning balance	10,350
Total realized/ unrealized gains/(losses)	(1,757)
Purchases, issuances settlements, net	(3,102)
Transfers into and/or out of level 3	(105)
Fair Value, Ending Balance	5,386
Change in unrealized gains/(losses) related to financial instruments	(1,048)
Foreign Exchange Contract [Member]
Assets
Fair Value, Beginning balance	1,082
Total realized/ unrealized gains/(losses)	(913)
Purchases, issuances settlements, net	(434)
Transfers into and/or out of level 3	(349)
Fair Value, Ending Balance	(614)
Change in unrealized gains/(losses) related to financial instruments	(464)
Equity Contract [Member]
Assets
Fair Value, Beginning balance	(1,791)
Total realized/ unrealized gains/(losses)	7
Purchases, issuances settlements, net	(121)
Transfers into and/or out of level 3	136
Fair Value, Ending Balance	(1,769)
Change in unrealized gains/(losses) related to financial instruments	(11)
Commodity Contract [Member]
Assets
Fair Value, Beginning balance	(329)
Total realized/ unrealized gains/(losses)	(700)
Purchases, issuances settlements, net	134
Transfers into and/or out of level 3	90
Fair Value, Ending Balance	(805)
Change in unrealized gains/(losses) related to financial instruments	(76)
Derivative Receivables Net Of Payables[ Member]
Assets
Fair Value, Beginning balance	11,352	9,507	633
Total realized/ unrealized gains/(losses)	(306)	(11,406)	4,556
Purchases, issuances settlements, net	(6,043)	(3,448)	2,290
Transfers into and/or out of level 3	31	16,699	2,028
Fair Value, Ending Balance	5,034	11,352	9,507
Change in unrealized gains/(losses) related to financial instruments	(1,112)	(10,835)	1,814
Mortgage servicing rights [Member]
Assets
Fair Value, Beginning balance	15,531	9,403	8,632
Total realized/ unrealized gains/(losses)	(2,268)	5,807	(6,933)
Purchases, issuances settlements, net	386	321	7,704
Transfers into and/or out of level 3	0	0	0
Fair Value, Ending Balance	13,649	15,531	9,403
Change in unrealized gains/(losses) related to financial instruments	(2,268)	5,807	(6,933)
Limited partnerships - Private equity funds [Member]
Assets
Fair Value, Beginning balance	6,563	6,369	6,763
Total realized/ unrealized gains/(losses)	1,038	(407)	(638)
Purchases, issuances settlements, net	715	582	320
Transfers into and/or out of level 3	(454)	19	(76)
Fair Value, Ending Balance	7,862	6,563	6,369
Change in unrealized gains/(losses) related to financial instruments	688	(369)	(1,089)
Other assets [Member]
Assets
Fair Value, Beginning balance	9,521	8,114	5,978
Total realized/ unrealized gains/(losses)	(113)	(676)	(940)
Purchases, issuances settlements, net	(5,132)	2,439	2,787
Transfers into and/or out of level 3	(97)	(356)	289
Fair Value, Ending Balance	4,179	9,521	8,114
Change in unrealized gains/(losses) related to financial instruments	37	(612)	(753)
Loans [Member]
Assets
Fair Value, Beginning balance	990	2,667	8,380
Total realized/ unrealized gains/(losses)	145	(448)	(1,547)
Purchases, issuances settlements, net	323	(1,096)	12
Transfers into and/or out of level 3	8	677	(4,178)
Fair Value, Ending Balance	1,466	990	2,667
Change in unrealized gains/(losses) related to financial instruments	37	(488)	(1,324)
Others [Member]
Assets
Fair Value, Beginning balance	926	1,226
Total realized/ unrealized gains/(losses)	10	(79)
Purchases, issuances settlements, net	(762)	(253)
Transfers into and/or out of level 3	79	32
Fair Value, Ending Balance	253	926
Change in unrealized gains/(losses) related to financial instruments	98	(119)
Deposits [Member]
Liabilities
Beginning balance	476	1,235	1,161
Total realized/ unrealized (gains)/losses	54	47	(57)
Purchases, issuances settlements, net	(226)	(870)	79
Transfers into and/or out of level 3	329	64	52
Ending balance	633	476	1,235
Change in unrealized (gains)/losses related to financial instruments	(77)	(36)	(69)
Other borrowed funds [Member]
Liabilities
Beginning balance	542	101	105
Total realized/ unrealized (gains)/losses	(123)	(73)	(7)
Purchases, issuances settlements, net	795	621	53
Transfers into and/or out of level 3	(242)	(107)	(50)
Ending balance	972	542	101
Change in unrealized (gains)/losses related to financial instruments	445	9	(24)
Debt and equity securities [Member]
Liabilities
Beginning balance	10	288	480
Total realized/ unrealized (gains)/losses	2	64	(73)
Purchases, issuances settlements, net	19	(339)	(33)
Transfers into and/or out of level 3	23	(3)	(86)
Ending balance	54	10	288
Change in unrealized (gains)/losses related to financial instruments	0	12	(125)
Accounts payable and other liabilities [Member]
Liabilities
Beginning balance	355	0	25
Total realized/ unrealized (gains)/losses	(138)	(55)	(25)
Purchases, issuances settlements, net	19	410	0
Transfers into and/or out of level 3	0	0	0
Ending balance	236	355	0
Change in unrealized (gains)/losses related to financial instruments	37	(29)	0
Beneficial interests issued by consolidated VIEs [Member]
Liabilities
Beginning balance	625	0	82
Total realized/ unrealized (gains)/losses	(7)	344	(24)
Purchases, issuances settlements, net	87	(598)	(603)
Transfers into and/or out of level 3	168	879	545
Ending balance	873	625	0
Change in unrealized (gains)/losses related to financial instruments	(76)	327	0
Long-term Debt [Member]
Liabilities
Beginning balance	18,287	16,548	21,938
Total realized/ unrealized (gains)/losses	(532)	1,367	(4,502)
Purchases, issuances settlements, net	(4,796)	(2,738)	(1,717)
Transfers into and/or out of level 3	85	3,110	829
Ending balance	13,044	18,287	16,548
Change in unrealized (gains)/losses related to financial instruments	$ 662	$ 1,728	$ (3,682)